Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	HARBOR ETF TRUST
CIK	dei_EntityCentralIndexKey	0001860434
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2023
Effective Date	dei_DocumentEffectiveDate	Mar. 27, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Harbor Corporate Culture Small Cap ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPS